DWS Money Market Prime Series Shareholder Fees	Jul. 31, 2025 USD ($)
DWSMoneyMarketFund [Member] | DWS Money Market Prime Series | DWS Money Market Fund
Prospectus [Line Items]
Maximum Account Fee	$ 20